Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
(000s)	2025	2024
Weighted average common shares - basic	769,180	803,435
Dilutive effect of share-based compensation	—	4,276
Weighted average common shares - diluted	769,180	807,711